RELATED PARTY TRANSACTIONS (Long-Term Receivables From Related Parties) (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2018	Feb. 28, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Feb. 13, 2018
Frontline Shipping
Related Party Transaction [Line Items]
Compensation received on termination of charters, notes receivable		$ 4.4
Stated interest rate							7.50%
Frontline
Related Party Transaction [Line Items]
Compensation received on termination of charters, notes receivable	$ 3.4			$ 10.1
Stated interest rate			7.50%			7.50%
Front Circassia
Related Party Transaction [Line Items]
Compensation received on termination of charters, notes receivable				4.4
Notes Compensation Received on Termination of Charters, Face Value							$ 8.9
Front Circassia | Frontline Shipping
Related Party Transaction [Line Items]
Stated interest rate							7.50%
Interest Income, Related Party			$ 0.7	0.5	$ 0.0
Front Page, Front Stratus Front Serenade
Related Party Transaction [Line Items]
Compensation received on termination of charters, notes receivable				3.4
Repayment of Notes Receivable from Related Parties			1.2	0.4	0.0
Front Page, Front Stratus Front Serenade | Frontline
Related Party Transaction [Line Items]
Stated interest rate						7.50%
Interest Income, Related Party			0.7	0.3	0.0
Front Ariake
Related Party Transaction [Line Items]
Compensation received on termination of charters, notes receivable				3.4
Repayment of Notes Receivable from Related Parties			$ 0.6	0.1	0.0
Front Ariake | Frontline
Related Party Transaction [Line Items]
Stated interest rate			7.50%
Interest Income, Related Party			$ 0.2	$ 0.1	$ 0.0